Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	Depreciation is provided at rates calculated to write off the cost of assets, less their estimated residual value on a straight line basis, over their expected lives:

Assets Under Construction	Not depreciated
Plant and Equipment	5 years
Fixture and Fittings	5 years
Leasehold Improvements	Over the term of the lease or to the first-break clause, whichever is earlier
Computer Equipment	4 years

	Assets Under Construction	Plant and Equipment	Fixtures and Fittings	Leasehold Improvements	Computer Equipment	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At January 1, 2021	1,973	2,058	135	1,140	347	5,653
Additions	631	3,703	189	228	432	5,183
Acquired on acquisition of subsidiary	—	348	25	—	—	373
Reclassification of assets under construction	(1,967)	—	—	1,967	—	—
Foreign currency translation	—	(1)	(4)	—	—	(5)
At December 31, 2021	637	6,108	345	3,335	779	11,204

Additions	25,755	4,391	398	310	1,123	31,977
Reclassification of assets under construction	(4,053)	1,593	—	2,460	—	—
Foreign currency translation	—	42	3	—	2	47
At December 31, 2022	22,339	12,134	746	6,105	1,904	43,228

Accumulated Depreciation
At January 1, 2021	—	517	56	362	99	1,034
Depreciation charge- R&D expenses	—	786	—	—	—	786
Depreciation charge- G&A expenses	—	—	46	467	133	646
Foreign currency translation	—	(2)	—	—	—	(2)
At December 31, 2021	—	1,301	102	829	232	2,464

Depreciation charge- R&D expenses	—	1,895	27	626	332	2,880
Depreciation charge- G&A expenses	—	—	25	136	51	212
Foreign currency translation	—	21	—	—	3	24
At December 31, 2022	—	3,217	154	1,591	618	5,580

Carrying value
At December 31, 2022	22,339	8,917	592	4,514	1,286	37,648
At December 31, 2021	637	4,807	243	2,506	547	8,740